Benefit Plans 1 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Pension Plans [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate	3.95%		4.55%
Rate of Compensation Increase	4.95%	[1]	4.85%	[1]
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate	4.55%		5.05%		5.60%
Expected Return on Plan Assets	7.25%		7.75%		8.00%
Rate of Compensation Increase	4.85%		4.85%		4.60%
Change in Benefit Obligation
Benefit Obligation as of January 1	$ 4,991,000		$ 4,807,000
Service Cost	76,000		72,000		111,000
Interest Cost	223,000		237,000		253,000
Actuarial (Gain) Loss	299,000		169,000
Plan Amendment Prior Service Credit	0		0
Curtailment and Settlements	(1,000)		0
Benefit Payments	(383,000)		(294,000)
Participant Contributions	0		0
Medicare Subsidy	0		0
Benefit Obligation as of December 31	5,205,000		4,991,000		4,807,000
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1	4,303,000		3,858,000
Actual Gain (Loss) on Plan Assets	560,000		282,000
Company Contributions	216,000		457,000
Participant Contributions	0		0
Benefit Payments	(383,000)		(294,000)
Fair Value of Plan Assets as of December 31	4,696,000		4,303,000		3,858,000
Underfunded Status as of December 31	(509,000)		(688,000)
Benefit Amounts Recognized on the Balance Sheets
Other Current Liabilities - Accrued Short-term Benefit Liability	(7,000)		(8,000)
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability	(502,000)		(680,000)
Underfunded Status	(509,000)		(688,000)
Components
Net Actuarial Loss	2,111,000		2,208,000
Prior Service Cost (Credit)	11,000		10,000
Transition Obligation	0		0
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial Loss (Gain) During the Year	58,000		201,000
Prior Service Credit	0		0
Amortization of Actuarial Loss	(155,000)		(122,000)
Amortization of Prior Service Credit (Cost)	1,000		(1,000)
Amortization of Transition Obligation	0		0
Change for the Year	(96,000)		78,000
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	4.95%	[1]	4.85%	[1]
Pension Plans [Member] | Appalachian Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate	3.95%		4.55%
Rate of Compensation Increase	4.70%		4.65%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate	4.55%		5.05%		5.60%
Expected Return on Plan Assets	7.25%		7.75%		8.00%
Rate of Compensation Increase	4.70%		4.65%		4.35%
Change in Benefit Obligation
Benefit Obligation as of January 1	681,450		652,219
Service Cost	7,565		7,199		12,908
Interest Cost	30,211		32,293		33,956
Actuarial (Gain) Loss	43,341		29,137
Plan Amendment Prior Service Credit	0		0
Benefit Payments	(44,107)		(39,398)
Participant Contributions	0		0
Medicare Subsidy	0		0
Benefit Obligation as of December 31	718,460		681,450		652,219
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1	570,756		512,836
Actual Gain (Loss) on Plan Assets	69,686		36,970
Company Contributions	25,235		60,348
Participant Contributions	0		0
Benefit Payments	(44,107)		(39,398)
Fair Value of Plan Assets as of December 31	621,570		570,756		512,836
Underfunded Status as of December 31	(96,890)		(110,694)
Benefit Amounts Recognized on the Balance Sheets
Other Current Liabilities - Accrued Short-term Benefit Liability	(34)		(34)
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability	(96,856)		(110,660)
Underfunded Status	(96,890)		(110,694)
Components
Net Actuarial Loss	303,483		308,223
Prior Service Cost (Credit)	918		1,393
Transition Obligation	0		0
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial Loss (Gain) During the Year	15,599		33,995
Amortization of Actuarial Loss	(20,339)		(16,570)
Amortization of Prior Service Credit (Cost)	(475)		(917)
Change for the Year	(5,215)		16,508
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	4.70%		4.65%
Pension Plans [Member] | Indiana Michigan Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate	3.95%		4.55%
Rate of Compensation Increase	5.00%		4.90%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate	4.55%		5.05%		5.60%
Expected Return on Plan Assets	7.25%		7.75%		8.00%
Rate of Compensation Increase	5.00%		4.90%		4.55%
Change in Benefit Obligation
Benefit Obligation as of January 1	581,677		560,982
Service Cost	9,908		9,447		15,284
Interest Cost	26,245		27,726		29,085
Actuarial (Gain) Loss	44,475		17,289
Plan Amendment Prior Service Credit	0		0
Benefit Payments	(43,332)		(33,767)
Participant Contributions	0		0
Medicare Subsidy	0		0
Benefit Obligation as of December 31	618,973		581,677		560,982
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1	503,926		451,688
Actual Gain (Loss) on Plan Assets	69,136		32,773
Company Contributions	22,296		53,232
Participant Contributions	0		0
Benefit Payments	(43,332)		(33,767)
Fair Value of Plan Assets as of December 31	552,026		503,926		451,688
Underfunded Status as of December 31	(66,947)		(77,751)
Benefit Amounts Recognized on the Balance Sheets
Other Current Liabilities - Accrued Short-term Benefit Liability	(15)		(14)
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability	(66,932)		(77,737)
Underfunded Status	(66,947)		(77,751)
Components
Net Actuarial Loss	211,443		216,107
Prior Service Cost (Credit)	900		1,307
Transition Obligation	0		0
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial Loss (Gain) During the Year	12,905		21,372
Amortization of Actuarial Loss	(17,569)		(14,144)
Amortization of Prior Service Credit (Cost)	(407)		(744)
Change for the Year	(5,071)		6,484
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	5.00%		4.90%
Pension Plans [Member] | Ohio Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate	3.95%		4.55%
Rate of Compensation Increase	5.00%		4.95%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate	4.55%		5.05%		5.60%
Expected Return on Plan Assets	7.25%		7.75%		8.00%
Rate of Compensation Increase	5.00%		4.95%		4.70%
Change in Benefit Obligation
Benefit Obligation as of January 1	1,020,890		984,089
Service Cost	11,003		10,230		17,254
Interest Cost	45,194		48,350		51,900
Actuarial (Gain) Loss	63,571		42,693
Plan Amendment Prior Service Credit	0		0
Curtailment and Settlements	0		0
Benefit Payments	(72,472)		(64,472)
Participant Contributions	0		0
Medicare Subsidy	0		0
Benefit Obligation as of December 31	1,068,186		1,020,890		984,089
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1	925,939		799,281
Actual Gain (Loss) on Plan Assets	118,395		63,181
Company Contributions	43,253		127,949
Participant Contributions	0		0
Benefit Payments	(72,472)		(64,472)
Fair Value of Plan Assets as of December 31	1,015,115		925,939		799,281
Underfunded Status as of December 31	(53,071)		(94,951)
Benefit Amounts Recognized on the Balance Sheets
Other Current Liabilities - Accrued Short-term Benefit Liability	(64)		(62)
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability	(53,007)		(94,889)
Underfunded Status	(53,071)		(94,951)
Components
Net Actuarial Loss	500,318		517,180
Prior Service Cost (Credit)	1,282		2,025
Transition Obligation	0		0
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial Loss (Gain) During the Year	13,577		44,976
Amortization of Actuarial Loss	(30,439)		(24,828)
Amortization of Prior Service Credit (Cost)	(743)		(1,474)
Change for the Year	(17,605)		18,674
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	5.00%		4.95%
Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate	3.95%		4.55%
Rate of Compensation Increase	4.90%		4.85%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate	4.55%		5.05%		5.60%
Expected Return on Plan Assets	7.25%		7.75%		8.00%
Rate of Compensation Increase	4.90%		4.85%		4.60%
Change in Benefit Obligation
Benefit Obligation as of January 1	277,448		268,180
Service Cost	5,951		5,760		6,052
Interest Cost	12,301		13,285		14,888
Actuarial (Gain) Loss	6,128		7,679
Plan Amendment Prior Service Credit	0		0
Benefit Payments	(22,143)		(17,456)
Participant Contributions	0		0
Medicare Subsidy	0		0
Benefit Obligation as of December 31	279,685		277,448		268,180
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1	245,769		213,576
Actual Gain (Loss) on Plan Assets	28,861		16,430
Company Contributions	12,336		33,219
Participant Contributions	0		0
Benefit Payments	(22,143)		(17,456)
Fair Value of Plan Assets as of December 31	264,823		245,769		213,576
Underfunded Status as of December 31	(14,862)		(31,679)
Benefit Amounts Recognized on the Balance Sheets
Other Current Liabilities - Accrued Short-term Benefit Liability	(89)		(88)
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability	(14,773)		(31,591)
Underfunded Status	(14,862)		(31,679)
Components
Net Actuarial Loss	123,132		136,056
Prior Service Cost (Credit)	1,129		181
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial Loss (Gain) During the Year	(4,718)		8,712
Amortization of Actuarial Loss	(8,206)		(6,757)
Amortization of Prior Service Credit (Cost)	948		950
Change for the Year	(11,976)		2,905
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	4.90%		4.85%
Pension Plans [Member] | Southwestern Electric Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate	3.95%		4.55%
Rate of Compensation Increase	4.75%		4.70%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate	4.55%		5.05%		5.60%
Expected Return on Plan Assets	7.25%		7.75%		8.00%
Rate of Compensation Increase	4.75%		4.70%		4.45%
Change in Benefit Obligation
Benefit Obligation as of January 1	277,594		267,206
Service Cost	7,099		6,573		7,046
Interest Cost	12,537		13,331		15,093
Actuarial (Gain) Loss	9,752		7,861
Plan Amendment Prior Service Credit	0		0
Benefit Payments	(21,422)		(17,377)
Participant Contributions	0		0
Medicare Subsidy	0		0
Benefit Obligation as of December 31	285,560		277,594		267,206
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1	255,861		224,618
Actual Gain (Loss) on Plan Assets	31,992		17,283
Company Contributions	13,268		31,337
Participant Contributions	0		0
Benefit Payments	(21,422)		(17,377)
Fair Value of Plan Assets as of December 31	279,699		255,861		224,618
Underfunded Status as of December 31	(5,861)		(21,733)
Benefit Amounts Recognized on the Balance Sheets
Other Current Liabilities - Accrued Short-term Benefit Liability	(80)		(78)
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability	(5,781)		(21,655)
Underfunded Status	(5,861)		(21,733)
Components
Net Actuarial Loss	121,839		133,542
Prior Service Cost (Credit)	1,353		560
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial Loss (Gain) During the Year	(3,373)		8,958
Amortization of Actuarial Loss	(8,330)		(6,759)
Amortization of Prior Service Credit (Cost)	793		795
Change for the Year	(10,910)		2,994
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	4.75%		4.70%
Pension Plans [Member] | Maximum [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase	11.50%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	11.50%
Pension Plans [Member] | Maximum [Member] | Appalachian Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase	11.50%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	11.50%
Pension Plans [Member] | Maximum [Member] | Indiana Michigan Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase	11.50%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	11.50%
Pension Plans [Member] | Maximum [Member] | Ohio Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase	11.50%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	11.50%
Pension Plans [Member] | Maximum [Member] | Public Service Co of Oklahoma [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase	11.50%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	11.50%
Pension Plans [Member] | Maximum [Member] | Southwestern Electric Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase	11.50%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	11.50%
Pension Plans [Member] | Minimum [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase	3.50%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	3.50%
Pension Plans [Member] | Minimum [Member] | Appalachian Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase	3.50%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	3.50%
Pension Plans [Member] | Minimum [Member] | Indiana Michigan Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase	3.50%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	3.50%
Pension Plans [Member] | Minimum [Member] | Ohio Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase	3.50%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	3.50%
Pension Plans [Member] | Minimum [Member] | Public Service Co of Oklahoma [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase	3.50%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	3.50%
Pension Plans [Member] | Minimum [Member] | Southwestern Electric Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase	3.50%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	3.50%
Other Postretirement Benefit Plans [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate	3.95%		4.75%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate	4.75%		5.25%		5.85%
Expected Return on Plan Assets	7.25%		7.50%		8.00%
Health Care Trend Rates
Initial	7.00%		7.50%
Ultimate	5.00%		5.00%
Year Ultimate Reached	2020		2016
Effect of a 1% Change in Assumed Health Care Cost Trend Rates for the OPEB Health Care Plans
Effect of 1% Increase on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost	24,000
Effect of 1% Increase on the Health Care Component of the Accumulated Postretirement Benefit Obligation	118,000
Effect of 1% Decrease on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost	(19,000)
Effect of 1% Decrease on the Health Care Component of the Accumulated Postretirement Benefit Obligation	(89,000)
Change in Benefit Obligation
Benefit Obligation as of January 1	2,227,000		2,125,000
Service Cost	47,000		42,000		47,000
Interest Cost	103,000		109,000		113,000
Actuarial (Gain) Loss	148,000		253,000
Plan Amendment Prior Service Credit	(570,000)		(196,000)
Curtailment and Settlements	0		1,000
Benefit Payments	(151,000)		(150,000)
Participant Contributions	35,000		34,000
Medicare Subsidy	10,000		9,000
Benefit Obligation as of December 31	1,849,000		2,227,000		2,125,000
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1	1,410,000		1,461,000
Actual Gain (Loss) on Plan Assets	178,000		(14,000)
Company Contributions	96,000		79,000
Participant Contributions	35,000		34,000
Benefit Payments	(151,000)		(150,000)
Fair Value of Plan Assets as of December 31	1,568,000		1,410,000		1,461,000
Underfunded Status as of December 31	(281,000)		(817,000)
Benefit Amounts Recognized on the Balance Sheets
Other Current Liabilities - Accrued Short-term Benefit Liability	(4,000)		(4,000)
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability	(277,000)		(813,000)
Underfunded Status	(281,000)		(817,000)
Components
Net Actuarial Loss	989,000		979,000
Prior Service Cost (Credit)	(762,000)		(210,000)
Transition Obligation	0		1,000
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial Loss (Gain) During the Year	67,000		370,000
Prior Service Credit	(570,000)		(191,000)
Amortization of Actuarial Loss	(57,000)		(29,000)
Amortization of Prior Service Credit (Cost)	18,000		1,000
Amortization of Transition Obligation	(1,000)		(2,000)
Change for the Year	(543,000)		149,000
Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate	3.95%		4.75%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate	4.75%		5.25%		5.85%
Expected Return on Plan Assets	7.25%		7.50%		8.00%
Health Care Trend Rates
Initial	7.00%		7.50%
Ultimate	5.00%		5.00%
Year Ultimate Reached	2020		2016
Effect of a 1% Change in Assumed Health Care Cost Trend Rates for the OPEB Health Care Plans
Effect of 1% Increase on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost	3,845
Effect of 1% Increase on the Health Care Component of the Accumulated Postretirement Benefit Obligation	26,416
Effect of 1% Decrease on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost	(3,029)
Effect of 1% Decrease on the Health Care Component of the Accumulated Postretirement Benefit Obligation	(20,173)
Change in Benefit Obligation
Benefit Obligation as of January 1	395,482		383,152
Service Cost	5,387		4,983		5,722
Interest Cost	18,462		19,468		20,300
Actuarial (Gain) Loss	31,776		41,306
Plan Amendment Prior Service Credit	(80,528)		(31,145)
Benefit Payments	(29,228)		(30,040)
Participant Contributions	5,826		6,005
Medicare Subsidy	1,813		1,753
Benefit Obligation as of December 31	348,990		395,482		383,152
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1	229,735		243,771
Actual Gain (Loss) on Plan Assets	44,919		(4,102)
Company Contributions	16,506		14,101
Participant Contributions	5,826		6,005
Benefit Payments	(29,228)		(30,040)
Fair Value of Plan Assets as of December 31	267,758		229,735		243,771
Underfunded Status as of December 31	(81,232)		(165,747)
Benefit Amounts Recognized on the Balance Sheets
Other Current Liabilities - Accrued Short-term Benefit Liability	(2,836)		(2,956)
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability	(78,396)		(162,791)
Underfunded Status	(81,232)		(165,747)
Components
Net Actuarial Loss	167,173		174,615
Prior Service Cost (Credit)	(110,726)		(33,060)
Transition Obligation	0		780
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial Loss (Gain) During the Year	3,084		65,104
Prior Service Credit	(80,528)		(31,145)
Amortization of Actuarial Loss	(10,526)		(5,839)
Amortization of Prior Service Credit (Cost)	2,862		171
Amortization of Transition Obligation	(780)		(1,167)
Change for the Year	(85,888)		27,124
Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate	3.95%		4.75%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate	4.75%		5.25%		5.85%
Expected Return on Plan Assets	7.25%		7.50%		8.00%
Health Care Trend Rates
Initial	7.00%		7.50%
Ultimate	5.00%		5.00%
Year Ultimate Reached	2020		2016
Effect of a 1% Change in Assumed Health Care Cost Trend Rates for the OPEB Health Care Plans
Effect of 1% Increase on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost	3,017
Effect of 1% Increase on the Health Care Component of the Accumulated Postretirement Benefit Obligation	12,592
Effect of 1% Decrease on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost	(2,390)
Effect of 1% Decrease on the Health Care Component of the Accumulated Postretirement Benefit Obligation	(9,529)
Change in Benefit Obligation
Benefit Obligation as of January 1	277,353		266,742
Service Cost	6,621		6,119		6,750
Interest Cost	12,785		13,610		14,164
Actuarial (Gain) Loss	13,638		28,876
Plan Amendment Prior Service Credit	(78,851)		(24,846)
Benefit Payments	(18,394)		(18,387)
Participant Contributions	4,226		4,112
Medicare Subsidy	1,175		1,127
Benefit Obligation as of December 31	218,553		277,353		266,742
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1	181,237		188,690
Actual Gain (Loss) on Plan Assets	14,357		(3,946)
Company Contributions	12,702		10,768
Participant Contributions	4,226		4,112
Benefit Payments	(18,394)		(18,387)
Fair Value of Plan Assets as of December 31	194,128		181,237		188,690
Underfunded Status as of December 31	(24,425)		(96,116)
Benefit Amounts Recognized on the Balance Sheets
Other Current Liabilities - Accrued Short-term Benefit Liability	(290)		(308)
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability	(24,135)		(95,808)
Underfunded Status	(24,425)		(96,116)
Components
Net Actuarial Loss	125,935		121,238
Prior Service Cost (Credit)	(103,959)		(27,491)
Transition Obligation	0		132
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial Loss (Gain) During the Year	11,747		46,321
Prior Service Credit	(78,851)		(24,846)
Amortization of Actuarial Loss	(7,050)		(3,566)
Amortization of Prior Service Credit (Cost)	2,383		237
Amortization of Transition Obligation	(132)		(188)
Change for the Year	(71,903)		17,958
Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate	3.95%		4.75%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate	4.75%		5.25%		5.85%
Expected Return on Plan Assets	7.25%		7.50%		8.00%
Health Care Trend Rates
Initial	7.00%		7.50%
Ultimate	5.00%		5.00%
Year Ultimate Reached	2020		2016
Effect of a 1% Change in Assumed Health Care Cost Trend Rates for the OPEB Health Care Plans
Effect of 1% Increase on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost	5,347
Effect of 1% Increase on the Health Care Component of the Accumulated Postretirement Benefit Obligation	34,018
Effect of 1% Decrease on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost	(4,206)
Effect of 1% Decrease on the Health Care Component of the Accumulated Postretirement Benefit Obligation	(25,950)
Change in Benefit Obligation
Benefit Obligation as of January 1	519,892		506,255
Service Cost	8,748		7,827		8,187
Interest Cost	24,189		25,497		26,498
Actuarial (Gain) Loss	42,013		49,132
Plan Amendment Prior Service Credit	(101,384)		(42,357)
Curtailment and Settlements	0		605
Benefit Payments	(38,269)		(38,347)
Participant Contributions	8,545		8,828
Medicare Subsidy	2,556		2,452
Benefit Obligation as of December 31	466,290		519,892		506,255
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1	311,836		333,198
Actual Gain (Loss) on Plan Assets	65,125		(6,589)
Company Contributions	19,064		14,746
Participant Contributions	8,545		8,828
Benefit Payments	(38,269)		(38,347)
Fair Value of Plan Assets as of December 31	366,301		311,836		333,198
Underfunded Status as of December 31	(99,989)		(208,056)
Benefit Amounts Recognized on the Balance Sheets
Other Current Liabilities - Accrued Short-term Benefit Liability	(986)		(991)
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability	(99,003)		(207,065)
Underfunded Status	(99,989)		(208,056)
Components
Net Actuarial Loss	216,350		231,189
Prior Service Cost (Credit)	(142,253)		(44,742)
Transition Obligation	0		104
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial Loss (Gain) During the Year	(1,170)		79,611
Prior Service Credit	(101,384)		(42,357)
Amortization of Actuarial Loss	(13,669)		(7,298)
Amortization of Prior Service Credit (Cost)	3,873		212
Amortization of Transition Obligation	(104)		(150)
Change for the Year	(112,454)		30,018
Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate	3.95%		4.75%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate	4.75%		5.25%		5.85%
Expected Return on Plan Assets	7.25%		7.50%		8.00%
Health Care Trend Rates
Initial	7.00%		7.50%
Ultimate	5.00%		5.00%
Year Ultimate Reached	2020		2016
Effect of a 1% Change in Assumed Health Care Cost Trend Rates for the OPEB Health Care Plans
Effect of 1% Increase on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost	1,336
Effect of 1% Increase on the Health Care Component of the Accumulated Postretirement Benefit Obligation	5,447
Effect of 1% Decrease on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost	(1,059)
Effect of 1% Decrease on the Health Care Component of the Accumulated Postretirement Benefit Obligation	(4,113)
Change in Benefit Obligation
Benefit Obligation as of January 1	125,164		116,935
Service Cost	2,836		2,621		2,815
Interest Cost	5,797		6,046		6,360
Actuarial (Gain) Loss	7,511		16,705
Plan Amendment Prior Service Credit	(35,971)		(11,612)
Benefit Payments	(8,363)		(8,110)
Participant Contributions	2,024		1,926
Medicare Subsidy	682		653
Benefit Obligation as of December 31	99,680		125,164		116,935
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1	83,090		83,917
Actual Gain (Loss) on Plan Assets	8,089		646
Company Contributions	5,681		4,711
Participant Contributions	2,024		1,926
Benefit Payments	(8,363)		(8,110)
Fair Value of Plan Assets as of December 31	90,521		83,090		83,917
Underfunded Status as of December 31	(9,159)		(42,074)
Benefit Amounts Recognized on the Balance Sheets
Other Current Liabilities - Accrued Short-term Benefit Liability	0		0
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability	(9,159)		(42,074)
Underfunded Status	(9,159)		(42,074)
Components
Net Actuarial Loss	56,493		54,516
Prior Service Cost (Credit)	(47,350)		(12,458)
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial Loss (Gain) During the Year	5,166		22,147
Prior Service Credit	(35,971)		(11,612)
Amortization of Actuarial Loss	(3,189)		(1,553)
Amortization of Prior Service Credit (Cost)	1,079		75
Amortization of Transition Obligation	0		0
Change for the Year	(32,915)		9,057
Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate	3.95%		4.75%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate	4.75%		5.25%		5.85%
Expected Return on Plan Assets	7.25%		7.50%		8.00%
Health Care Trend Rates
Initial	7.00%		7.50%
Ultimate	5.00%		5.00%
Year Ultimate Reached	2020		2016
Effect of a 1% Change in Assumed Health Care Cost Trend Rates for the OPEB Health Care Plans
Effect of 1% Increase on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost	1,547
Effect of 1% Increase on the Health Care Component of the Accumulated Postretirement Benefit Obligation	6,008
Effect of 1% Decrease on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost	(1,227)
Effect of 1% Decrease on the Health Care Component of the Accumulated Postretirement Benefit Obligation	(4,537)
Change in Benefit Obligation
Benefit Obligation as of January 1	145,160		129,726
Service Cost	3,324		3,029		3,108
Interest Cost	6,673		6,969		6,940
Actuarial (Gain) Loss	7,885		24,547
Plan Amendment Prior Service Credit	(47,309)		(13,534)
Benefit Payments	(8,610)		(8,226)
Participant Contributions	2,189		2,041
Medicare Subsidy	636		608
Benefit Obligation as of December 31	109,948		145,160		129,726
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1	96,364		93,097
Actual Gain (Loss) on Plan Assets	3,143		3,797
Company Contributions	6,760		5,655
Participant Contributions	2,189		2,041
Benefit Payments	(8,610)		(8,226)
Fair Value of Plan Assets as of December 31	99,846		96,364		93,097
Underfunded Status as of December 31	(10,102)		(48,796)
Benefit Amounts Recognized on the Balance Sheets
Other Current Liabilities - Accrued Short-term Benefit Liability	0		0
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability	(10,102)		(48,796)
Underfunded Status	(10,102)		(48,796)
Components
Net Actuarial Loss	67,223		59,541
Prior Service Cost (Credit)	(57,138)		(10,762)
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial Loss (Gain) During the Year	11,341		23,619
Prior Service Credit	(47,309)		(9,409)
Amortization of Actuarial Loss	(3,659)		(1,785)
Amortization of Prior Service Credit (Cost)	933		(258)
Amortization of Transition Obligation	0		0
Change for the Year	(38,694)		12,167
Net of Tax AOCI [Member] | Pension Plans [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	226,000		260,000
Net of Tax AOCI [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	3,213		2,638
Net of Tax AOCI [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	6,190		6,616
Net of Tax AOCI [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	137,585		139,077
Net of Tax AOCI [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	0		0
Net of Tax AOCI [Member] | Other Postretirement Benefit Plans [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	77,000		189,000
Net of Tax AOCI [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	28,118		55,620
Net of Tax AOCI [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	2,600		6,321
Net of Tax AOCI [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	35,323		66,351
Net of Tax AOCI [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	2,311		11,291
Deferred Income Taxes [Member] | Pension Plans [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	122,000		140,000
Deferred Income Taxes [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	1,732		1,420
Deferred Income Taxes [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	3,332		3,561
Deferred Income Taxes [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	74,084		74,888
Deferred Income Taxes [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	0		0
Deferred Income Taxes [Member] | Other Postretirement Benefit Plans [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	42,000		102,000
Deferred Income Taxes [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	15,140		29,951
Deferred Income Taxes [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	1,400		3,403
Deferred Income Taxes [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	19,020		35,728
Deferred Income Taxes [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	1,246		6,081
Regulatory Assets [Member] | Pension Plans [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	1,774,000		1,818,000
Regulatory Assets [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	299,456		305,558
Regulatory Assets [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	202,821		207,237
Regulatory Assets [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	289,931		305,240
Regulatory Assets [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	124,261		136,237
Regulatory Assets [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	123,192		134,102
Regulatory Assets [Member] | Other Postretirement Benefit Plans [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	108,000		479,000
Regulatory Assets [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	13,189		56,764
Regulatory Assets [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	17,976		84,155
Regulatory Assets [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	19,754		84,472
Regulatory Assets [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	9,143		42,058
Regulatory Assets [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	$ 6,528		$ 31,407

[1]	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.